Note K - Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 09/30/2012	Carrying Value on Balance Sheet at 09/30/2012

Assets
Investment in marketable securities - related party	$732,000	$—	$—	$732,000	$732,000
Investment in real estate loans	$—	$—	$27,240,000	$27,240,000	$27,140,000
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2011	Carrying Value on Balance Sheet at 12/31/2011

Assets
Investment in marketable securities - related party	$592,000	$—	$—	$592,000	$592,000
Investment in real estate loans	$—	$—	$30,646,000	$30,646,000	$31,777,000

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2011	Carrying Value on Balance Sheet at 12/31/2011
Assets
Investment in marketable securities - related party	$592,000	$--	$--	$592,000	$592,000
Investment in real estate loans	$--	$--	$30,646,000	$30,646,000	$31,777,000
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at 12/31/2010	Carrying Value on Balance Sheet at 12/31/2010
Assets
Investment in marketable securities - related party	$539,000	$--	$--	$539,000	$539,000
Investment in real estate loans	$--	$--	$26,624,000	$26,624,000	$26,719,000
Assets under secured borrowings	$--	$--	$1,320,000	$1,320,000	$1,320,000

Liabilities
Secured borrowings	$--	$--	$1,088,000	$1,088,000	$1,088,000

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Assets
	Investment in real estate loans	Assets under secured borrowings
Balance on January 1, 2011	$26,624,000	$1,320,000
Change in temporary valuation adjustment included in net income (loss)
Increase in allowance for loan losses	(967,000)	—
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	2,736,000	—
New mortgage loans and mortgage loans acquired	8,215,000	(1,320,000)
Reduction of allowance on real estate loans due to loan payment	144,000	—
Transfer of allowance on real estate loans converted to unsecured notes receivable	3,940,000	—
Sales, pay downs and reduction of assets
Collections and settlements of principal and sales of investment in real estate loans	(4,276,000)	—
Conversion of real estate loans to unsecured notes receivable	(3,940,000)	—
Transfer of real estate loans to real estate held for sale	(2,896,000)	—
Temporary change in estimated fair value based on future cash flows	(136,000)	—
Transfer to Level 1	—	—
Transfer to Level 2	—	—
Balance on September 30, 2011, net of temporary valuation adjustment	$29,444,000	$—

	Assets
	Investment in real estate loans	Assets under secured borrowings

Balance on January 1, 2011	$26,624,000	$1,320,000
Change in temporary valuation adjustment included in net loss
Increase in allowance for loan losses	(1,028,000)	--
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	2,736,000	--
Reduction of allowance on real estate loans due to loan payment	249,000	--
New mortgage loans and mortgage loans acquired	13,723,000	--
Transfer of allowance on real estate loans converted to unsecured notes receivable	3,940,000	--
Sales, pay downs and reduction of assets
Collections and settlements of principal and sales of investment in real estate loans	(9,046,000)	--
Conversion of real estate loans to unsecured notes receivable	(3,940,000)	--
Transfer of real estate loans to real estate held for sale	(2,896,000)	--
Payments on assets under secured borrowings		(1,320,000)
Temporary change in estimated fair value based on future cash flows	284,000	--
Transfer to Level 1	--	--
Transfer to Level 2	--	--

Balance on December 31, 2011, net of temporary valuation adjustment	$30,646,000	$--
	Assets
	Investment in real estate loans	Assets under secured borrowings

Balance on January 1, 2010	$52,460,000	$8,370,000
Change in temporary valuation adjustment included in net loss
Increase in allowance for loan losses	(8,300,000)	--
Purchase and additions of assets
Transfer of real estate loans to real estate held for sale	(18,333,000)	--
Transfer of allowance on real estate loans to real estate held for sale	9,302,000	--
New mortgage loans and mortgage loans bought	8,528,000	--
Transfer of real estate loan to assets held for sale	(17,290,000)	--
Transfer of allowance on real estate loan to assets held for sale	9,756,000	--
Assets under secured borrowings	6,822,000	--
Sales, pay downs and reduction of assets
Collections of principal and sales of investment in real estate loans	(31,575,000)	--
Reduction of allowance for loan losses related to sales and payments of investment in real estate loans	14,600,000	--
Payments on assets under secured borrowings	--	(7,050,000)
Temporary change in estimated fair value based on future cash flows	654,000	--
Transfer to Level 1	--	--
Transfer to Level 2	--	--

Balance on December 31, 2010, net of temporary valuation adjustment	$26,624,000	$1,320,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Liabilities Secured borrowings
Balance on January 1, 2011	$1,088,000
Payment on secured borrowings	(1,088,000)
Balance on September 30, 2011	$—

Liabilities
Secured borrowings

Balance on January 1, 2011	$1,088,000
Payment on secured borrowings	(1,088,000)
Balance on December 31, 2011, net of temporary valuation adjustment	$--
Liabilities
Secured borrowings

Balance on January 1, 2010	$7,910,000
Payment on secured borrowings	(6,822,000)

Balance on December 31, 2010, net of temporary valuation adjustment	$1,088,000

Change During Period, Fair Value Disclosure [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Investment in real estate loans
Balance on January 1, 2012	$30,646,000
Change in temporary valuation adjustment included in net income (loss)
Increase in allowance for loan losses	(815,000)
Purchase and additions of assets
Transfer of allowance on real estate loans to real estate held for sale	14,000
Transfer of allowance on real estate loan to asset held for sale	1,705,000
Reduction of allowance on real estate loans due to loan payments	4,239,000
Reduction of allowance on real estate loans following settlement of loan	11,565,000
New mortgage loans and mortgage loans acquired	20,285,000
Write-off of allowance on uncollectible loan	3,250,000
Transfer of allowance on real estate loans converted to unsecured notes receivable	2,715,000
Sales, pay downs and reduction of assets
Transfer of real estate loan to real estate held for sale	(45,000)
Transfer of real estate loan to asset held for sale	(10,669,000)
Collections and settlements of principal and sales of investment in real estate loans	(19,351,000)
Reduction of loan balance following settlement of loan	(11,565,000)
Write-off of uncollectible loan	(3,250,000)
Conversion of real estate loans to unsecured notes receivable	(2,715,000)
Temporary change in estimated fair value based on future cash flows	1,231,000
Balance on September 30, 2012, net of temporary valuation adjustment	$27,240,000